Long-term obligations under capital lease (Tables)	12 Months Ended
Dec. 31, 2018
Capital Lease Obligations [Abstract]
Schedule of Long-term Obligations Under Capital Lease

	2018	2017
Long-term obligations under capital lease	$647,664	$648,840
Deferred financing fees	(7,908)	(9,912)
Long-term obligations under capital lease	639,756	638,928
Current portion of long-term obligations under capital lease	(48,384)	(43,912)
Long-term obligations under capital lease	$591,372	$595,016

Repayments Due for Obligations Under Capital Lease

Based on amounts funded, payments due to the lessors for all ten vessels would be as follows:

2019	$59,086
2020	150,401
2021	46,352
2022	46,808
2023	88,552
Thereafter	281,370
672,569
Less amounts representing interest	(24,905)
647,664